Segmented Information - Disclosure Of Detailed Information About Noncurrent Assets By Jurisdiction (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Non-current assets	$ 690,694	$ 614,282
United States [member]
Disclosure of operating segments [line items]
Non-current assets	347,784	280,248
Brazil [member]
Disclosure of operating segments [line items]
Non-current assets	310,241	294,343
Canada [member]
Disclosure of operating segments [line items]
Non-current assets	$ 32,669	19,781
Mexico [member]
Disclosure of operating segments [line items]
Non-current assets		19,460
Other [Member]
Disclosure of operating segments [line items]
Non-current assets		$ 450